Issue of shares on a private placement basis to the existing promoter group	12 Months Ended
Mar. 31, 2021
Disclosure Of Issued Capital Explanatory [Abstract]
Disclosure of issued capital [text block]
36.	Issue of shares on a private placement basis to the existing promoter group

On August 4, 2010, the Board of Directors of the Company approved the issuance, in a private placement, of up to an aggregate of 125,000,000 of the Company’s equity shares, par value ₹ 10 per share (“Equity shares”) at a discount compared to market value of , for an aggregate purchase price of ₹ 4,000,000, to a group of investors affiliated with the Company’s promoter group, including entities affiliated with Mr. Raju Vegesna, the Company’s CEO, Chairman and Managing Director and Mr. Ananda Raju Vegesna, Executive Director and brother of Mr. Raju Vegesna (the “Offering”). The Company’s shareholders approved the terms of the Offering at the Company’s Annual General Meeting held on September 27, 2010.

On October 22 2010, the Company entered into a Subscription Agreement with Mr. Ananda Raju Vegesna, acting as representative (the “Representative”) of the purchasers in connection with the Offering. In pursuance of the Agreement, the Company issued and allotted 125,000,000 equity shares to M/s. Raju Vegesna Infotech and Industries Private Limited (“RVIIPL”), a promoter group Company. In accordance with Indian law, the purchase price is to be paid at such time as determined by Board of Directors of the Company.

On August 14, 2011, the Company received a letter from RVIIPL expressing its intention to transfer the above partly paid shares to its wholly owned subsidiary M/s Ramanand Core Investment Company Private limited (“RCICPL”). The Company, on August 26, 2011, registered such transfer of partly paid shares in the name of RCICPL.

On September 7, 2011, the parties entered into an amendment to the Subscription Agreement (the “Amendment”) extending the validity of the agreement period to September 26, 2013. This Amendment provides the Board of Directors of the Company with additional time to call upon the purchasers to pay the balance money, in accordance with the terms of the Subscription Agreement.

During the year ended March 31, 2019, the Company has called–up and received a sum of ₹ 10 per share and hence the shares have become fully paid up.

As of March 31, 2021, entities affiliated with our CEO, Chairman and Managing Director, Raju Vegesna, beneficially owned approximately 84.53% of our outstanding equity shares.